RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

21.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group up to December 2021
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
China Hospitality JV, Ltd. (“China Hospitality JV”)	Property management company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Suzhou Huali Jinshi Construction Decoration Co., Ltd. (“Huali Jinshi”)	Building decoration company	Equity method investee of the Group up to August 2022
Shenzhen Hitone Investment Fund Partnership (LLP) ( “Hitone”)	Fund	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties consist of the following:

	As of December 31,
	2021	2022
Trip.com	17	73
Lianquan	49	46
Sheen Star	33	29
Cjia Group	29	28
Zhuchuang	27	24
Others	12	21
Allowance for expected credit losses	(17)	(37)
Total	150	184

Amounts due to related parties consist of the following:

	As of December 31,
	2021	2022
Trip.com	44	38
Cjia Group	101	26
Huali Jinshi	47	—
Others	5	7
Total	197	71

(b) Related party transactions

During the years ended December 31, 2020, 2021 and 2022, significant related party transactions were as follows:

	Years Ended December 31,
	2020	2021	2022
Commission expenses to Trip.com	78	99	55
Lease expenses to Trip.com	18	19	19
Lease expenses to Cjia Group	—	12	31
Service fee to Huali Jinshi	41	42	—
Service fee to Cjia Group	17	—	—
Brand use fee, reservation fee and other related service fee to Accor	17	22	—
Goods sold and service provided to Cjia Group	18	11	4
Early termination compensation of sublease to Cjia Group	8	—	—
Loan payment to Hitone	—	5	—
Service fee from Trip.com	66	62	93
Service fee from Accor	3	3	—
Service fee from Sheen Star	4	5	4
Sublease income from Lianquan	12	10	12
Sublease income from Cjia Group	9	6	5
Early termination compensation of franchise agreement from China Hospitality JV	26	—	—
Purchase of property and equipment from Cjia Group	11	—	—
Business acquisition of CitiGO from Cjia Group	—	783	—
Business acquisition of one individual company from Cjia Group	—	51	—